BUSINESS COMBINATION - Narrative (Details)					2 Months Ended
	Nov. 09, 2021 shares	Oct. 08, 2021 USD ($) tranche $ / shares shares	Oct. 07, 2021 $ / shares shares	May 07, 2021 $ / shares shares	Mar. 03, 2022 shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares
Business Acquisition [Line Items]
Common stock, par value (in USD per share) | $ / shares		$ 0.0001				$ 0.0001	$ 0.0001
Preferred stock, par value (in USD per share) | $ / shares		$ 0.0001				$ 0.0001	$ 0.0001
Common and preferred stock authorized (in shares)		2,200,000,000
Common stock, shares authorized (in shares)		2,000,000,000				2,000,000,000	2,000,000,000
Preferred stock, shares authorized (in shares)		200,000,000				200,000,000	200,000,000
Number of tranches under contingent consideration | tranche		2
Common Stock
Business Acquisition [Line Items]
Shares issuable under contingent consideration (in shares)		16,500,000
Earnout shares pending satisfaction of regulatory holding period | Subsequent Event
Business Acquisition [Line Items]
Shares delivered (in shares)					6,707,318
Restricted Stock Units
Business Acquisition [Line Items]
Awards issued (in shares)		824,998
Awards vested (in shares)	757,448
Awards cancelled (in shares)	67,550
Legacy ESS
Business Acquisition [Line Items]
Common stock, par value (in USD per share) | $ / shares			$ 0.0001
Preferred stock, par value (in USD per share) | $ / shares			$ 0.0001
Shares issued (in shares)
Price per share (in USD per share) | $ / shares
Legacy ESS | Common Stock
Business Acquisition [Line Items]
Shares issued upon completion of milestones (in shares)	15,674,965
STWO
Business Acquisition [Line Items]
Shares repurchased (in shares)			20,754,719
Goodwill and intangible assets | $		$ 0
Legacy ESS Shareholders
Business Acquisition [Line Items]
Shares issued (in shares)		99,700,326
Legacy ESS Shareholders | Transaction Expense Adjustment
Business Acquisition [Line Items]
Shares issued (in shares)		125,958
Private Placement | STWO
Business Acquisition [Line Items]
Shares issued (in shares)		25,000,000
Price per share (in USD per share) | $ / shares		$ 10.00
Proceeds from transaction | $		$ 250,000,000